Derivative financial instruments - Summary of derivative financial instruments portfolio (assets and liabilities) by type of instrument (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	R$ 1,337,200,771	R$ 547,269,601
Assets, fair value	R$ 9,217,155	R$ 10,943,714
Percentage of derivative financial assets	10000.00%	100.00%
Liabilities, notional amount	R$ 1,019,527,567	R$ 451,909,618
Liabilities, fair value	R$ 8,605,409	R$ 11,908,183
Percentage of derivative financial liabilities	10000.00%	100.00%
Options
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	R$ 852,098,826	R$ 311,295,196
Liabilities, fair value	R$ 7,086,946	R$ 8,112,055
Percentage of derivative financial liabilities	8400.00%	69.00%
Swap contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	R$ 13,755,838	R$ 82,520,691
Liabilities, fair value	R$ 839,421	R$ 2,561,327
Percentage of derivative financial liabilities	100.00%	3.00%
Forward contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	R$ 13,548,954	R$ 44,968,097
Liabilities, fair value	R$ 511,167	R$ 1,057,426
Percentage of derivative financial liabilities	100.00%	18.00%
Future contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	R$ 140,039,765	R$ 13,041,450
Liabilities, fair value	R$ 161,574	R$ 157,710
Percentage of derivative financial liabilities	1400.00%	10.00%
Others
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	R$ 84,184	R$ 84,184
Liabilities, fair value	R$ 6,301	R$ 19,665
Percentage of derivative financial liabilities	0.00%	0.00%
Options
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	R$ 1,253,758,408	R$ 371,849,357
Assets, fair value	R$ 5,542,340	R$ 6,570,326
Percentage of derivative financial assets	9400.00%	68.00%
Swap contracts
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	R$ 32,705,136	R$ 75,380,631
Assets, fair value	R$ 2,828,613	R$ 2,577,311
Percentage of derivative financial assets	200.00%	14.00%
Forward contracts
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	R$ 16,058,162	R$ 88,107,328
Assets, fair value	R$ 549,953	R$ 1,601,167
Percentage of derivative financial assets	100.00%	16.00%
Future contracts
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	R$ 34,679,065	R$ 11,932,285
Assets, fair value	R$ 296,249	R$ 194,910
Percentage of derivative financial assets	300.00%	2.00%
Up to 3 months
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	R$ 1,698,436	R$ 1,974,487
Liabilities, fair value	1,642,355	2,137,913
Up to 3 months | Options
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	1,387,988	1,941,553
Up to 3 months | Swap contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	44,526	113,754
Up to 3 months | Forward contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	150,119	62,935
Up to 3 months | Future contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	53,421	6
Up to 3 months | Others
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	6,301	19,665
Up to 3 months | Options
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	1,209,290	1,474,816
Up to 3 months | Swap contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	62,729	73,016
Up to 3 months | Forward contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	352,796	404,764
Up to 3 months | Future contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	73,621	21,891
From 4 to 12 months
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	2,636,377	2,760,558
Liabilities, fair value	2,340,407	2,250,942
From 4 to 12 months | Options
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	1,781,457	1,937,725
From 4 to 12 months | Swap contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	261,669	240,005
From 4 to 12 months | Forward contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	224,932	68,398
From 4 to 12 months | Future contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	72,349	4,814
From 4 to 12 months | Others
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	0	0
From 4 to 12 months | Options
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	1,931,618	2,281,088
From 4 to 12 months | Swap contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	350,012	259,300
From 4 to 12 months | Forward contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	132,119	216,895
From 4 to 12 months | Future contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	222,628	3,275
Above 12 months
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	4,882,342	6,208,669
Liabilities, fair value	4,622,647	7,519,328
Above 12 months | Options
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	3,917,501	4,232,777
Above 12 months | Swap contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	533,226	2,207,568
Above 12 months | Forward contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	136,116	926,093
Above 12 months | Future contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	35,804	152,890
Above 12 months | Others
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	0	0
Above 12 months | Options
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	2,401,432	2,814,421
Above 12 months | Swap contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	2,415,872	2,244,995
Above 12 months | Forward contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	65,038	979,508
Above 12 months | Future contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	R$ 0	R$ 169,745